Oil and Gas Assets - Schedule of Oil and Gas Assets (Details) (USD $)	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Balance at beginning	$ 17,975,830		$ 28,296,852
Additions	1,125,000	17,975,830	30,287,809
Recoveries and transfers			30,069
Disposals/ Disposition	(431,989)		(2,391,077)
Depletion	(261,061)	(720,740)	(95,815)
Impairment	16,380,166	12,848,677	1,162,545
Foreign currency translation	(21,023)	(366,136)	4,825,311
Balance at end	1,125,000	17,975,830
Missouri [Member]
Balance at beginning	16,364,000	24,936,309	22,462,582
Additions	243,409	1,516,465	714,821
Recoveries and transfers			38,311
Disposals/ Disposition	(178,339)		(2,011,529)
Depletion	(261,061)	(720,740)	(95,815)
Impairment	(15,218,009)	(9,066,590)
Foreign currency translation		(301,444)	3,827,939
Balance at end	950,000	16,364,000	24,936,309
Kentucky [Member]
Balance at beginning	100,000	3,215,682	2,695,991
Additions		102,364	49,223
Recoveries and transfers
Disposals/ Disposition
Depletion
Impairment	(100,000)	(3,179,174)
Foreign currency translation		(38,872)	470,468
Balance at end		100,000	3,215,682
Montana [Member]
Balance at beginning	75,000	686,209	1,273,963
Additions			15,413
Recoveries and transfers
Disposals/ Disposition
Depletion
Impairment	0	(602,913)	(816,696)
Foreign currency translation		(8,296)	213,529
Balance at end	75,000	75,000	686,209
Kansas [Member]
Balance at beginning	98,214	94,613	83,803
Additions		4,745
Recoveries and transfers			(3,200)
Disposals/ Disposition	(7,100)
Depletion
Impairment	(91,114)
Foreign currency translation		(1,144)	14,010
Balance at end		98,214	94,613
Texas [Member]
Balance at beginning			251,460
Additions
Recoveries and transfers			(323)
Disposals/ Disposition
Depletion
Impairment			(290,237)
Foreign currency translation			39,100
Balance at end
Other Country [Member]
Balance at beginning	1,338,616	1,354,996	1,529,053
Additions			5,557
Recoveries and transfers			(4,719)
Disposals/ Disposition	(246,550)		(379,548)
Depletion
Impairment	(971,043)		(55,612)
Foreign currency translation	(21,023)	(16,380)	260,265
Balance at end	$ 100,000	$ 1,338,616	$ 1,354,996